Note 17 - Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mortgage servicing rights	$ 1,132	$ 1,061	$ 1,313	$ 1,270
Total financial assets	905,644	805,593
Total financial liabilities	858,050	776,957
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	57,034	26,412
Fair Value, Inputs, Level 1 [Member] | Non-Maturity Deposits [Member]
Deposits	686,047	509,743
Fair Value, Inputs, Level 3 [Member]
Loans held for sale	18,427	15,301
Net loans and leases	625,628	572,936
Mortgage servicing rights	1,132	1,061	$ 1,313	$ 1,270
Hedging assets	3,245	970
Other borrowings	7,750	58,692
Junior subordinated deferrable interest debentures	10,300	11,067
Hedging liabilities	616	27
Fair Value, Inputs, Level 3 [Member] | Maturity Deposits [Member]
Deposits	153,337	197,428
Fair Value, Inputs Level 2 and Level 3 [Member]
Securities, including FHLB stock	200,178	188,913
Reported Value Measurement [Member]
Total financial assets	904,125	804,950
Total financial liabilities	859,686	778,819
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	57,034	26,412
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Non-Maturity Deposits [Member]
Deposits	686,047	509,743
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale	18,427	15,301
Net loans and leases	624,109	572,293
Mortgage servicing rights	1,132	1,061
Hedging assets	3,245	970
Other borrowings	7,750	58,750
Junior subordinated deferrable interest debentures	12,942	12,908
Hedging liabilities	616	27
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Maturity Deposits [Member]
Deposits	152,331	197,391
Reported Value Measurement [Member] | Fair Value, Inputs Level 2 and Level 3 [Member]
Securities, including FHLB stock	$ 200,178	$ 188,913